Employee Benefits - Additional Information (Details) - Employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Full-time equivalents	901	726	539
Technology and Product Engineers and Related Roles
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of employee benefits	38.00%	40.00%	38.00%